REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On July 19, 2021 the Company reported an incorrect amount to the Securities and Exchange Commission of its Form 10-K. The Company reported negative additional-paid in capital on its March 31, 2021 balance sheet and statement of changes in shareholders’ equity. Had the Company properly reported the information, the negative additional-paid in capital would have been reclassified to retained earnings. Total shareholders’ equity did not change.

	As Reported	Adjustment	As Adjusted
Audited Balance Sheet as of March 31, 2021
Additional paid in capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(3,115,509)	$4,999,458
Total shareholders’ equity	$5,000,002	$—	$5,000,002

Audited Statement of Changes in Shareholders’ Equity as of March 31, 2021
Additional paid-in capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(3,115,509)	$4,999,458
Total shareholders’ equity	$5,000,002	$—	$5,000,002

NOTE 2 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Staff of the SEC issued a statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies.” In the statement, the SEC Staff, among other things, highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of special purpose acquisition companies such as the Company.

The Company previously accounted for its outstanding Public Warrants and Private Placement Warrants (collectively, with the Public Warrants, the “Warrants”) issued in connection with its IPO as components of equity instead of as derivative liabilities. The warrant agreement governing the Warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common stock, all holders of the Warrants would be entitled to receive cash for their Warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended March 31, 2021, the Company’s management further evaluated the Warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 as described above. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in stockholders’ equity” criteria as contemplated by ASC Section 815-40-25. As a result the company reclassified public and private placement warrants as derivative warrant liability at the date of issuance recorded at their fair values, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date.

The following summarizes the impact to the balance sheet dated February 2, 2021, filed on Form 8-K on February 9, 2021.

	As Previously Reported	Adjustment	As Revised
Balance Sheet at February 2, 2021
Warrant Liability	$—	$17,077,500	$17,077,500
Total Liabilities	214,710	17,077,500	17,077,500

Common stock subject to possible redemption	168,253,860	(17,077,500)	151,176,360
Class A common stock	42	171	213
Additional paid-in capital	6,925,294	1,586,454	5,338,840
Accumulated deficit	$(1,925,928)	$(1,586,625)	$(339,303)